Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Anti-dilutive Common Share Equivalents	The weighted average share impact of warrants, stock options, and restricted stock units that were excluded from the calculation of diluted shares outstanding due to the Company incurring a net loss for the years ended December 31, 2021, 2020 and 2019 were as follows:

Anti-dilutive common share equivalents:	2021	2020	2019
Warrants	577	75	55
Stock options	6,773	2,090	1,891
Restricted stock units	116	—	—
Total anti-dilutive common share equivalents	7,466	2,165	1,946

Reconciliation of Basic and Diluted Loss per Common Share

The following table provides the reconciliation of net loss attributable to common stockholders and basic and diluted loss per common share by outlining the numerators and denominators of the computations for the years ended December 31:

	2021	2020	2019
Numerator:
Net loss	$(126,247)	$(67,159)	$(43,910)
Denominator:
Weighted average common shares outstanding, basic and diluted	121,838	83,295	67,707
Net loss per common share, basic and diluted	$(1.04)	$(0.81)	$(0.65)